FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 18	$ 53
Derivative notional amount	164	488
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets associated with raw materials, energy, freight and emission rights	$ 806	$ 1,572
Derivative liabilities associated with raw materials, energy, freight and emission rights	(354)	(424)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	428	1,055
Derivative assets associated with raw materials, energy, freight and emission rights	640	1,418
Derivative liabilities associated with raw materials, energy, freight and emission rights	(212)	(363)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(3)	5
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	12	(1)
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	401	998
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 18	$ 53